Employee Benefit And Equity Plans	6 Months Ended
Jun. 30, 2013
Employee Benefit And Equity Plans

12. EMPLOYEE BENEFIT AND EQUITY PLANS

Equity Plans

We recognize all share-based payments to employees, including grants of employee stock options, in our Consolidated Statements of Operations based on their grant-date fair values, using prescribed option-pricing models where applicable. The fair value is expensed over the requisite service period of the individual grantees, which generally equals the vesting period. We report any benefits of income tax deductions in excess of recognized financial accounting compensation as cash flows from financing activities, rather than as cash flows from operating activities.

2007 Long-Term Incentive Plan

We have granted stock options, stock appreciation rights and restricted stock awards to various employees, non-employee contractors and non-employee directors under the terms of our Amended and Restated 2007 Long-Term Incentive Plan (the “Plan”). The Plan is administered by the Compensation Committee of our Board of Directors (the “Compensation Committee”). Among the Compensation Committee’s responsibilities are: selecting participants to receive awards; determining the form, amount and other terms and conditions of awards; interpreting the provisions of the Plan or any award agreement; and adopting such rules, forms, instruments and guidelines for administering the Plan as it deems necessary or proper. All actions, interpretations and determinations by the Compensation Committee are final and binding. The composition of the Compensation Committee is intended to permit the awards under the Plan to qualify for exemption under Rule 16b-3 of the Exchange Act. In addition, awards under the Plan, including annual incentive awards paid to executive officers subject to section 162(m) of the Internal Revenue Code or covered employees, may be structured to satisfy the requirements of section 162(m) to permit the deduction by us of the associated expenses for federal income tax purposes.

All awards granted under the Plan have been issued at the closing price of our common stock on the NASDAQ Global Select Market on the date of the grant. All outstanding stock options have been awarded with five or ten year expiration dates at an exercise price equal to our closing price on the NASDAQ Global Select Market on the date of grant. A forfeiture rate based on a blended average of individual participant terminations and number of awards cancelled is used to estimate forfeitures prospectively.

Stock Options

Stock options represent the right to purchase shares of common stock in the future at the fair market value of the stock on the date of grant. In the event that any outstanding award expires, is forfeited, cancelled or otherwise terminated without the issuance of shares of our common stock or is otherwise settled in cash, shares of our common stock allocable to such award, including the unexercised portion of such award, shall again be available for the purposes of the Plan. If any award is exercised by tendering shares of our common stock to us, either as full or partial payment, in connection with the exercise of such award under the Plan or to satisfy our withholding obligation with respect to an award, only the number of shares of our common stock issued net of such shares tendered will be deemed delivered for purposes of determining the maximum number of shares of our common stock then available for delivery under the Plan. During the three and six months ended June 30, 2013 and 2012 we did not issue options to purchase shares of our common stock.

Stock-based compensation expense relating to stock options outstanding for the three and six months ended June 30, 2013 and 2012 was negligible. The expense related to stock option grants was recorded on our Consolidated Statements of Operations under the heading of General and Administrative Expense. The intrinsic value of stock options exercised for the six months ended June 30, 2013, was approximately $0.2 million. The total tax benefit for the six months ended June 30, 2013 was $0.1 million. There were no stock option exercises during the six months ended June 30, 2012.

A summary of the status of our issued and outstanding stock options as of June 30, 2013 is as follows:

	Outstanding		Exercisable
Exercise Price	Number Outstanding At 6/30/13	Weighted-Average Exercise Price	Number Exercisable At 6/30/13	Weighted-Average Exercise Price
$5.04	46,041	$5.04	46,041	$5.04
$9.50	100,000	$9.50	100,000	$9.50
$9.99	169,833	$9.99	169,833	$9.99
$10.42	29,548	$10.42	29,548	$10.42
$11.87	3,500	$11.87	2,334	$11.87
$12.50	19,139	$12.50	12,759	$12.50
$13.01	18,526	$13.01	12,351	$13.01
$13.19	50,000	$13.19	0	$13.19
$19.92	5,000	$19.92	5,000	$19.92
$22.34	30,000	$22.34	30,000	$22.34
$23.28	4,000	$23.28	4,000	$23.28

	475,587	$11.00	411,866	$10.68

The weighted average remaining contractual term and the aggregate intrinsic value for options outstanding at June 30, 2013 were 4.3 years and $3.3 million, respectively. The weighted average remaining contractual term and the aggregate intrinsic value for options exercisable at June 30, 2013 were 4.5 years and $3.0 million, respectively. As of June 30, 2013, unrecognized compensation expense related to stock options totaled approximately $0.2 million, which will be recognized over a weighted average period of 1.2 years.

Restricted Stock Awards

During the six-month period ended June 30, 2013, the Compensation Committee approved the issuance of an aggregate of 383,384 shares of restricted common stock to 40 employees and to 3 third-party contractors. During the six-month period ended June 30, 2012, the Compensation Committee approved the issuance of an aggregate of 63,996 shares of restricted stock to 17 employees. The shares granted are subject to time vesting and, in some cases, performance-based vesting. The performance shares will vest on the date on which the Compensation Committee certifies that the performance goals have been satisfied, provided that the employees have been in continuous employment with us and third-party contractors have been able to provide services to us from the grant date through the date upon which the shares are released. Restrictions on the transfer associated with vesting schedules were determined by the Compensation Committee on an individual award basis. The restricted shares of common stock are valued at the closing price of our common stock on the NASDAQ Global Select Market on the date of grant. Upon a “change in control” of us, as such term is defined in the Plan, restrictions on time vesting and performance-based vesting restricted stock will lapse to varying degrees as outlined in each award agreement.

Compensation expense associated with restricted stock awards is recognized on a straight-line basis over the vesting period and is periodically adjusted for estimated forfeiture rates and estimated satisfaction of performance-based goals. Compensation expense associated with restricted stock awards totaled $1.1 million and $2.2 million for the three and six-month periods ended June 30, 2013, respectively, and $0.3 million and $0.8 million for the three and six-month periods ended June 30, 2012, respectively. As of June 30, 2013, total unrecognized compensation expense related to restricted common stock grants was approximately $5.1 million, which will be recognized over a weighted average period of 2.0 years.

Certain of our outstanding restricted stock awards are subject to market-based vesting through a calculation of total shareholder return (“TSR”) of our common stock relative to a pre-defined peer group of 13 companies over a three-year period. The number of shares ultimately awarded will correspond with the final TSR rank amongst the peer group in accordance with the following schedule:

TSR Rank	Percentage of Awards to Vest
1-3	100%
4-5	75%
6-8	50%
9-11	25%
12-14	0%

The average fair value of the TSR awards as of December 31, 2012 and June 30, 2013 were $7.80 and $12.21 per share, respectively. Average fair values were estimated on the date of each grant using a Monte Carlo Simulation model that estimates the most likely outcome based on the terms of the award and used the following assumptions:

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
Expected Dividend Yield	0.0%	0.0%
Risk-Free Interest Rate	0.3%	0.3%
Expected Volatility – Rex Energy	33.6%	54.4%
Expected Volatility – Peer Group	31.4-59.3%	31.2%-58.6%
Market Index	36.3%	37.0%
Expected Life	Three Years	Three Years

The dividend yield of zero reflects the fact that we have never paid cash dividends on our common stock and have no present intentions of doing so. The risk-free interest rate reflects the U.S. Treasury Constant Maturity rates as of the measurement date, converted into an implied “spot rate” yield. Our expected volatility estimates are based on observed historical volatility of daily stock returns for the three-year period preceding the grant date. Market index is an equal-weight index of the companies in the peer group. Expected life is measured as the grant date through the end of the performance period. Performance and market shares will vest on the date on which the Compensation Committee certifies that the performance goals have been satisfied, provided that the recipient has been in continuous employment with us from the grant date through the third anniversary of the grant date. Compensation expense for the TSR awards is recognized on a straight-line basis over the vesting period.

A summary of the restricted stock activity for the six months ended June 30, 2013 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Restricted stock awards, as of December 31, 2012	1,431,573	$12.45
Awards	383,384	$14.61
Forfeitures	(44,920)	$11.79
Vested	(158,219)	$11.66

Restricted stock awards, as of June 30, 2013	1,611,818	$13.06